Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Other accrued expenses	$ 1,760	$ 1,876
Accrued interest expenses	1,949	1,094
Settlement and clearing accounts	1,075	1,304
Lease liabilities	3,334	3,558
Other	1,457	1,167
Total other financial liabilities measured at amortized cost	9,575	9,001
UBS AG
Entity [Table]
Other accrued expenses	1,564	1,642
Accrued interest expenses	2,008	1,134
Settlement and clearing accounts	1,060	1,282
Lease liabilities	3,211	3,438
Other	2,549	2,269
Total other financial liabilities measured at amortized cost	$ 10,391	$ 9,765